Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of Income or Loss Per Common and Preferred Share

	Years ended December 31,
Description	2021	2020	2019

Numerator
Net loss	(4,213,208)	(10,834,709)	(2,403,086)

Denominator
Weighted average number of common shares	928,965,058	928,965,058	928,965,058
Weighted average number of preferred shares	333,286,277	329,779,360	328,571,282
75 preferred shares(*)	75	75	75
Weighted average number of equivalent preferred shares(*)	345,672,478	342,165,561	340,957,483
Weighted average number of equivalent common shares(**)	25,925,435,858	25,662,417,083	25,571,811,221
Weighted average number of shares outstanding and presumed conversions	63,296,103	63,789,234	9,865,114
Weighted average number of shares that would have been issued at average market price	2,711,861	4,705,897	6,805,600

Basic loss per common share - R$	(0.16)	(0.42)	(0.09)
Diluted loss per common share - R$	(0.16)	(0.42)	(0.09)
Basic loss per preferred share - R$	(12.19)	(31.67)	(7.05)
Diluted loss per preferred share - R$	(12.19)	(31.67)	(7.05)

(*)
This refers to the participation in the value of the Company's total equity, calculated as if all 928,965,058 common shares had been converted into 12,386,200 preferred shares at the conversion ratio of 75 common shares for each preferred share.

(**)
This refers to the participation in the value of the Company's total equity, calculated as if the weighted average of preferred shares had been converted into common shares at the conversion ratio of 75 common shares for each 1 preferred share.